Vessels - Operating vessels and drydock rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,008,158	$ 3,997,789
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,720,468	4,555,454	$ 4,472,536
Reconciliation of changes in property, plant and equipment [abstract]
Additions other than through business combinations, property, plant and equipment	190,421	84,418
Write-Offs, Property, Plant, And Equipment	(25,407)	1,500
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(712,310)	(557,665)	(382,442)
Depreciation, property, plant and equipment	(180,052)	(176,723)
Reconciliation of changes in property, plant and equipment [abstract]
Write-Offs, Property, Plant, And Equipment	25,407	(1,500)
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,946,359	3,962,659
Vessels [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,611,945	4,469,102	4,389,648
Reconciliation of changes in property, plant and equipment [abstract]
Additions other than through business combinations, property, plant and equipment	145,150	79,454
Write-Offs, Property, Plant, And Equipment	2,307	0
Vessels [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(665,586)	(506,443)	(347,703)
Depreciation, property, plant and equipment	(161,450)	(158,740)
Reconciliation of changes in property, plant and equipment [abstract]
Write-Offs, Property, Plant, And Equipment	2,307	0
Drydock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	61,799	35,130
Drydock [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	108,523	86,352	82,888
Reconciliation of changes in property, plant and equipment [abstract]
Additions other than through business combinations, property, plant and equipment	45,271	4,964
Write-Offs, Property, Plant, And Equipment	23,100	1,500
Drydock [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(46,724)	(51,222)	$ (34,739)
Depreciation, property, plant and equipment	(18,602)	(17,983)
Reconciliation of changes in property, plant and equipment [abstract]
Write-Offs, Property, Plant, And Equipment	$ (23,100)	$ (1,500)